Harbor Dividend Growth Leaders ETF Investment Strategy - Harbor Dividend Growth Leaders ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in dividend-paying equity securities. The Fund invests primarily in equity securities, principally common and preferred stocks of large capitalization companies with a history of paying dividends or as determined by the Subadvisor’s analysis, the ability to increase dividends in the future. The Subadvisor uses a bottom-up process to identify companies which meet the Subadvisor’s fundamental criteria that evaluates companies on earnings, free cash flow generation and return of capital priorities, including dividends and stock buybacks. In constructing the Fund’s portfolio, the Subadvisor seeks to identify companies that it believes possess the following quantitative and qualitative characteristics: ■High quality balance sheet; ■Good stewards of capital; ■Consistent free cash flow generation; and ■History of dividend increases. The Subadvisor then performs a qualitative review of each identified company to select companies for inclusion in the Fund’s portfolio. Such review may include interviews and other contact with company management. The investment process generally results in a portfolio of 30-50 companies and, from time to time, may result in more substantial investments in particular sectors. Sector allocations are the outcome of the Subadvisor’s investment process. The Fund may also invest in other equity securities, including master limited partnerships (“MLPs”), American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund may also invest in foreign securities (including through ADRs and GDRs), with such investments typically representing less than 35% of the Fund’s net assets. The Subadvisor may sell a security if the security reaches or falls below a predetermined price target, a change in the company’s fundamentals negatively impacts the Subadvisor’s original investment thesis, there is a change in the company’s dividend policy, or the Subadvisor identifies what it believes to be a more attractive investment opportunity.